SUPPLEMENTAL BALANCE SHEET DETAIL (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components of Property and Equipment, Other Current Assets, and Other Current and Non-current Liabilities
The components of property and equipment, other current assets, and other current and non-current liabilities at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Property and Equipment
Plant, field equipment and other	$532,282	$530,433
Buildings and improvements	354,723	340,407
Land and improvements	67,182	70,481
Total property and equipment	$954,187	$941,321
Accumulated depreciation	(519,935)	(469,369)
Property and equipment, net	$434,252	$471,952
Other Current Assets
Advances to proportionately consolidated ventures (1)	$374,803	$325,048
Other (2)	166,373	175,228
Other current assets	$541,176	$500,276
Other Current Liabilities
Advances from equity method and proportionately consolidated ventures (1)	$541,432	$334,850
Payroll-related obligations	197,182	253,079
Income taxes payable	46,741	29,627
Self-insurance and other insurance reserves	16,206	18,104
Other (3)	177,205	202,552
Other current liabilities	$978,766	$838,212
Other Non-Current Liabilities
Pension obligations	$152,210	$110,693
Self-insurance and other insurance reserves	87,680	54,122
Postretirement medical benefit obligations	30,931	28,516
Income tax reserves	14,162	9,140
Other (4)	124,048	130,293
Other non-current liabilities	$409,031	$332,764

(1)	Represents advances to our proportionately consolidated ventures and advances from our equity method and proportionately consolidated ventures as discussed in Note 8.

(2)	Represents various assets that are each individually less than 5% of total current assets, including income tax receivables and prepaid items.

(3)
Represents various accruals that are each individually less than 5% of total current liabilities, including accruals for non-contract payables, taxes other than income taxes, country-specific employee benefits, operating lease obligations, derivatives, and medical and legal obligations.

(4)
Represents various accruals that are each individually less than 5% of total liabilities, including accruals for non-contract payables, taxes other than income taxes, operating lease obligations, deferred rent, and country-specific employee benefits.